Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Public Warrants
Debt and Equity Securities, FV-NI [Line Items]
Warrants outstanding	18,175,000
Public Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant	1
Warrants exercise price | $ / shares	$ 11.50
Warrants outstanding	11,500,000
Private Placement Warrants
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant	6,600,000
Private Placement Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of shares in a unit	1
Price per unit | $ / shares	$ 11.50
Number of warrants sold	6,600,000
Warrants outstanding	6,675,000
Working Capital Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of warrants sold	75,000
IPO
Debt and Equity Securities, FV-NI [Line Items]
Number of units issued	23,000,000
Number of shares in a unit	1
Number of warrants in a unit	1
Price per unit | $ / shares	$ 10.00
IPO | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of units issued	23,000,000
Number of shares in a unit	1
Number of warrants in a unit	1
Price per unit | $ / shares	$ 10.00
IPO | Public Warrants
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant	1
Warrants exercise price | $ / shares	$ 11.50